Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 47-0914596 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Net Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Employer Common Stock	$7,836,449	$—	$—	$7,836,449
Employer Preferred Stock	76,796	—	—	76,796
Mutual Funds	3,660,340	—	—	3,660,340
Collective Trust Funds	15,864,705	—	—	15,864,705
Pooled Separate Accounts	101,761	—	—	101,761
Total Investments Measured at Fair Value	$27,540,051	$—	$—	$27,540,051

	Net Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Employer Common Stock	$6,457,204	$—	$—	$6,457,204
Employer Preferred Stock	62,438	—	—	62,438
Mutual Funds	2,746,224	—	—	2,746,224
Collective Trust Funds	12,564,147	—	—	12,564,147
Pooled Separate Accounts	100,101	—	—	100,101
Total Investments Measured at Fair Value	$21,930,114	$—	$—	$21,930,114